13. FUTURE MINIMUM RENTAL INCOME UNDER OPERATING LEASES (Details) $ in Thousands	Jun. 30, 2016 USD ($)
2016 (six months)	$ 178
2017	221
2018	46
2019	2
2020 and after
Total	446
Kai Yuan Center
2016 (six months)	4,743
2017	5,119
2018	2,317
2019	1,475
2020 and after	1,451
Total	$ 15,105